Shareholders' Deficit (Tables)	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Summary of Stock-Based Compensation Expense

Total stock-based compensation expense by type of award for the second quarter and first half of fiscal 2013 and 2012 was as follows:

	Three months ended May 31,		Six months ended May 31,
	2013	2012	2013	2012
	(In millions)
Stock appreciation rights	$2.2	$0.1	$4.7	$0.4
Stock options	—	0.3	—	0.4
Restricted stock, service based	0.7	0.7	1.2	1.1
Restricted stock, performance based	0.2	0.2	0.4	0.3

Total stock-based compensation expense	$3.1	$1.3	$6.3	$2.2

Total stock-based compensation expense by type of award was as follows:

	Year Ended
	2012	2011	2010
	(In millions)
Stock appreciation rights (“SARS”)	$2.7	$0.4	$(0.9)
Stock options	0.8	0.9	0.2
Restricted stock, service-based	2.2	1.7	1.0
Restricted stock, performance-based	0.8	0.7	0.1

Total stock-based compensation expense	$6.5	$3.7	$0.4

Summary of Stock Appreciation Rights

A summary of the status of the Company’s SARS as of November 30, 2012 and changes during fiscal 2012 is presented below:

	SARS (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (In millions)
Outstanding at November 30, 2011	1,438	$10.75
Granted	99	6.82
Cancelled	(8)	14.88

Outstanding at November 30, 2012	1,529	$10.47	4.4	$2.9

Exercisable at November 30, 2012	1,402	$10.90	4.3	$2.4

Expected to vest at November 30, 2012	122	$5.70	5.9	$0.4

Schedule of Stock Options Activity

A summary of the status of the Company’s stock options as of November 30, 2012 and changes during fiscal 2012 is presented below:

	Stock Options (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Intrinsic Value (In millions)
Outstanding at November 30, 2011	1,234	$7.17
Granted	9	6.00
Exercised	(184)	7.30
Cancelled	(210)	12.22

Outstanding at November 30, 2012	849	$5.87	4.6	$2.9

Exercisable at November 30, 2012	360	$6.67	4.0	$1.0

Expected to vest at November 30, 2012	446	$5.55	4.9	$1.6

Summary of Range of Exercise Prices and Weighted-Average Exercise Prices for Options Outstanding

The following table summarizes the range of exercise prices and weighted-average exercise prices for options outstanding as of November 30, 2012 under the Company’s stock option plans:

		Outstanding
Year Granted	Range of Exercise Prices	Stock Options Outstanding (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
2003	$7.73 – $9.29	103	$8.46	0.4
2004	$10.92	28	$10.92	1.2
2009	$4.54	154	$4.54	6.6
2010	$4.91 – $7.14	456	$6.82	5.6
2011	$6.01	100	$6.01	5.3
2012	$6.00	8	$6.00	9.2

		849

Restricted shares, service based [Member]
Summary of Restricted Stock Units

The following is summary of the status of the Company’s service-based restricted stock as of November 30, 2012 and changes during fiscal 2012:

	Service Based Restricted Stock (In thousands)	Weighted Average Grant Date Fair Value
Outstanding at November 30, 2011	473	$5.80
Granted	384	7.05
Vested	(213)	6.69
Canceled	(6)	5.11

Outstanding at November 30, 2012	638	$6.41

Expected to vest at November 30, 2012	631	$6.41

Performance-based restricted stock [Member]
Summary of Restricted Stock Units

The following is a summary of the status of the Company’s performance-based restricted stock as of November 30, 2012 and changes during fiscal 2012:

	Performance Based Restricted Stock (In thousands)	Weighted Average Grant Date Fair Value
Outstanding at November 30, 2011	428	$5.37
Granted	333	6.87
Vested	(126)	6.00
Cancelled	(5)	4.91

Outstanding at November 30, 2012	630	$6.33

Expected to vest at November 30, 2012	502	$6.42

Employee Stock Option [Member]
Schedule of Weighted Average Assumptions Used to Determine Fair Value of Stock Options

The fair value of stock options was estimated using a Black-Scholes Model with the following weighted average assumptions:

	Year Ended
	2012	2011	2010
Expected life (in years)	7.0	7.0	7.0
Volatility	57.47%	57.19%	55.43%
Risk-free interest rate	1.54%	2.53%	2.44%
Dividend yield	0.00%	0.00%	0.00%

Stock Appreciation Rights [Member]
Schedule of Weighted Average Assumptions Used to Determine Fair Value of Stock Options

The fair value of SARS was estimated using a Black-Scholes Model with the following weighted average assumptions:

	Year Ended
	2012	2011	2010
Expected life (in years)	3.7	4.4	5.1
Volatility	55.47%	62.60%	66.53%
Risk-free interest rate	0.51%	0.91%	1.56%
Dividend yield	0.00%	0.00%	0.00%